Other liabilities - Liabilities Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision for Reforestation
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Other provisions at beginning of period	$ 83	$ 92
Acquisition	0	0
Liabilities recognized	59	49
Liabilities settled	(57)	(61)
Change in estimates	(1)	10
Foreign exchange	4	(7)
Other provisions at end of period	88	83
Less: current portion	(38)	(36)
Non-current portion of reforestation obligations	50	47
Provision for Decommissioning
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Other provisions at beginning of period	43	37
Acquisition	0	1
Liabilities recognized	21	9
Liabilities settled	(12)	(4)
Change in estimates	3	3
Foreign exchange	4	(3)
Other provisions at end of period	58	43
Less: current portion	(14)	(19)
Non-current portion of reforestation obligations	$ 44	$ 24